Lines of Credit	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Lines of Credit

Note 9 – Lines of Credit

IMAC St. Louis, LLC has a $150,000 line of credit with a financial institution that matures on November 15, 2018. The line bears interest at 4.25% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $150,000, $0 and $0 balance at December 31, 2017 and 2016, and at September 30, 2018 (unaudited).

IMAC Nashville, PC has a $150,000 line of credit with a financial institution that matures on October 15, 2018. The line bears interest at 6.50% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $25,000, $0, and $150,000 balance at December 31, 2017 and 2016 and September 30, 2018 (unaudited).

Integrated Medicine and Chiropractic Regeneration Center PSC has a $150,000 line of credit with a financial institution that matures on August 1, 2018. The line bears interest at 4.25% per annum. The line is secured by substantially all of the IMAC KY PC’s assets and personally guaranteed by the members. The LOC had a $100,000, $140,000 and $150,000 balance at December 31, 2017 and 2016, and at September 30, 2018 (unaudited).

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC has a $100,000 line of credit with a financial institution that matures on November 20, 2020. The line bears interest at a variable rate which is currently 6.0% per annum. The line is secured by Advantage Therapy’s accounts receivable and other IMAC Holdings assets. The LOC had a $79,975 balance at September 30, 2018 (unaudited).